BORROWINGS AND NOTES PAYABLE (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	1 Months Ended						12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings [line items]
Additional interest rate		1.20%					1.20%
Interest rate		1.294%					1.294%
Repayments of notes payable							₪ 443	[1]	₪ 643	₪ 308
Finance expense							184	[1]	118	₪ 156
Borrowings		₪ 1,944					₪ 1,944		₪ 2,703
Financial obligation ratio							The ratio of (a) the amount of all financial obligations of the Company including bank guarantees that the Company has undertaken ("Total Debt") to (b) EBITDA less Capital Expenditures shall not exceed 6.5 (the ratio as of December 31, 2016 and 2017 was 4.5 and 4.1, respectively); and
Ratio of total debt							The ratio of (a) Total Debt to (b) the EBITDA of the Company shall not exceed 4 (the ratio as of December 31, 2016 and 2017 was 3.4 and 2.2, respectively).
Additional finance expense							₪ 18
Security obligations							100
Notes payable series O and L [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable	₪ 300
Notes payable series K [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable	₪ 75
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											₪ 100
Notes payable series F [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			2.16%
Borrowings		₪ 389	₪ 255				₪ 389
Borrowings term			five years
Borrowing start date			June 2020
Borrowing P [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.38%					2.38%
Borrowings		₪ 125					₪ 125
Borrowing start date		December 2018
Borrowing Q [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.50%					2.50%
Borrowings		₪ 125					₪ 125
Borrowing start date		March 2019
Borrowing O [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.34%					4.34%
Borrowings		₪ 100					₪ 100
Borrowing start date		March 2018
Notes payable series B [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased of notes payable						₪ 43
Transaction price par value						₪ 1.104
Repayments of notes payable						₪ 48
Notes payable series E [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased of notes payable						₪ 131
Transaction price par value						₪ 1.073
Repayments of notes payable						₪ 141
Notes payable series C [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased of notes payable					₪ 54
Transaction price par value					₪ 1.136
Repayments of notes payable					₪ 62
Finance expense					₪ 12
Notes payable series D [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable				₪ 700
Notes payable series I and J [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable			₪ 175
Notes payable series M and N [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of notes payable		₪ 408
Institutional Corporations [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		100					100
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₪ 127					₪ 127					₪ 150
Series F Notes and borrowings P and Q [Member]
Disclosure of detailed information about borrowings [line items]
Financial obligation ratio
The ratio of Net Debt to Adjusted EBITDA was 1.0. Additional stipulations regarding Series F Notes and borrowings P and Q mainly include: shareholders' equity shall not decrease below NIS 400 million; the Company shall not create floating liens subject to certain terms; the Company has the right for early redemption under certain conditions; the Company shall pay additional annual interest of 0.5% in the case of a two-notch downgrade in the Series F Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant.

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.